Annual Total Returns- Vanguard Mid-Cap Index Fund (Investor) [BarChart] - Investor - Vanguard Mid-Cap Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.11%)	15.80%	35.00%	13.60%	(1.46%)	11.07%	19.12%	(9.34%)	30.86%	18.10%